Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 549,730	$ 815,644	$ 1,175,198
Cash on hand in banks [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	383,114	367,076	951,092
Time deposits [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 166,616	$ 448,568	$ 224,106